SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SHORT-TERM INVESTMENTS
Schedule of short-term investments

	As of December 31,
	2021	2022
	RMB	RMB
Wealth management products	884,996	2,665,047
Deposits	—	793,042
Total	884,996	3,458,089